Organization and Principal Activities (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended				12 Months Ended
	Mar. 28, 2018 CNY (¥) shares	Mar. 28, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Sep. 30, 2017 CNY (¥) shares	Sep. 30, 2017 USD ($) shares	Aug. 31, 2021 CNY (¥) shares	Aug. 31, 2021 USD ($) shares	Aug. 31, 2020 CNY (¥) ¥ / shares	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Dec. 31, 2017 shares	Aug. 31, 2021 USD ($)	Sep. 30, 2017 USD ($)
Organization and Principal Activities (Details) [Line Items]
Aggregate repurchased							76,586,600	76,586,600
Cash consideration (in Dollars)									¥ 70,889	¥ 203,760
Cash consideration shareholders					3	3
Other expenses	¥ 1,048,660	$ 162,321
Voting rights									1
Shareholders of the VIEs [Member]
Organization and Principal Activities (Details) [Line Items]
Company paid to shareholders											¥ 2,242,914	$ 347,179
Variable Interest Entity, Primary Beneficiary [Member]
Organization and Principal Activities (Details) [Line Items]
Statutory reserves							¥ 10,000							$ 1,548
Variable Interest Entity, Primary Beneficiary [Member] | Revenue from Contract with Customer, Product and Service Benchmark [Member]
Organization and Principal Activities (Details) [Line Items]
Consolidated revenues							100.00%	100.00%	100.00%	99.00%
Variable Interest Entity, Primary Beneficiary [Member] | Assets, Total [Member]
Organization and Principal Activities (Details) [Line Items]
Consolidated revenues							91.00%	91.00%		63.00%
Variable Interest Entity, Primary Beneficiary [Member] | Liabilities, Total [Member]
Organization and Principal Activities (Details) [Line Items]
Consolidated revenues									81.00%	87.00%
IPO [Member]
Organization and Principal Activities (Details) [Line Items]
Other expenses	1,048,660	162,321
IPO cost	¥ 26,752	$ 4,141
Class B Ordinary Shares [Member] | Happy Edu Inc [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares issued													2,439,484,566
Class A Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Aggregate repurchased					94,897,359	94,897,359
Cash consideration (in Dollars) | $						$ 13,028
Class A Ordinary Shares [Member] | Shareholders of the VIEs [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares issued													94,897,359
Class A Ordinary Shares [Member] | IPO [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares issued	652,000,000	652,000,000
Series A redeemable convertible preferred share [Member]
Organization and Principal Activities (Details) [Line Items]
Aggregate repurchased					341,256,445	341,256,445
Cash consideration (in Dollars) | $						$ 46,850
Series A redeemable convertible preferred share [Member] | Shareholders of the VIEs [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares issued													1,890,686,563
Series A-1 redeemable convertible preferred share [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares issued					1,840,535,677	1,840,535,677
Gross cash consideration					¥ 1,840,536	$ 284,895
Fair value less issuance costs					¥ 241										$ 37
Series A-1 redeemable convertible preferred share [Member] | Shareholders of the VIEs [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares issued													35,757,200
American Depositary Shares [Member] | IPO [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares issued	16,300,000	16,300,000
Ordinary per share | $ / shares		$ 11
IPO cost	¥ 26,752	$ 4,141
Xi Zhang Founder [Member]
Organization and Principal Activities (Details) [Line Items]
Cash consideration | $				$ 25,234
Xi Zhang Founder [Member] | Class B Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Founder shares			142,642,550	142,642,550
Cash consideration | ¥			¥ 163,023
Loan Agreements [Member]
Organization and Principal Activities (Details) [Line Items]
Terms loans									10 years
Exclusive Purchase Right Agreements [Member] | Minimum [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary per share | ¥ / shares									¥ 1